Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2023
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Detail of Income Tax Expense
The detail of income tax expense for the fiscal years ended March 31, 2023, 2022 and 2021 was as follows:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Current tax:
Charge for period (1)	¥184,662	¥190,842	¥207,742
Deferred tax:
Origination and reversal of temporary differences	146,130	(25,248)	48,295
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(4,765)	(4,205)	(4,635)

Total deferred tax expense (benefit)	141,365	(29,453)	43,660

Total income tax expense	¥326,027	¥161,389	¥251,402

(1)
As a result of the adoption of IFRS 9, the current income tax expenses of ¥39,837 million, ¥44,110 million and ¥13,851 million were recognized directly in equity for the fiscal years ended March 31, 2023, 2022 and 2021, respectively.

Reconciliations of Effective Income Tax Rates
The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2023, 2022 and 2021.

	For the fiscal year ended March 31,
	2023		2022	2021

	(In millions, except percentages)
Profit before tax	¥1,261,876		¥676,464	¥956,478
Income tax expense	326,027		161,389	251,402
Effective income tax rate	25.8%		23.9%	26.3%
Effective statutory tax rate in Japan (1)	30.6%		30.6%	30.6%
Tax impact of share of post-tax profit in associates and joint ventures	(2.1%)		0.5%	(1.2%)
Non-Japanese earnings	(1.3%)		(2.2%)	(1.6%)
Tax impact of impairment losses of goodwill	0.9%		—	1.4%
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	0.8%		(4.5%)	0.1%
Nontaxable dividends received	(0.8%)		(1.3%)	(0.7%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.4%)		(0.6%)	(0.5%)
Others—net	(1.9	% )	1.4%	(1.8%)

Effective income tax rate	25.8%		23.9%	26.3%

(1)
The effective statutory tax rate in Japan for the fiscal year ended March 31,
2023
,
2022 and 2021 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of which are payable by corporate entities on taxable profits under the tax laws in Japan.